SHARE-BASED COMPENSATION - Restricted shares (Details)		6 Months Ended	12 Months Ended
	May 01, 2024	Dec. 31, 2023 shares	Jun. 30, 2023 shares
SHARE-BASED COMPENSATION
Granted - Shares		0	0
Reverse stock split	0.056	0.2
Restricted Stock [Member]
SHARE-BASED COMPENSATION
Non-vested, Beginning Balance - Shares		171,938	120,407
Granted - Shares		0	277,778
Vested - Shares		(111,111)	(226,247)
Non-vested, Ending Balance - Shares		60,827	171,938
Reverse stock split	0.056